Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	R$ 338,939	R$ 291,157	R$ 268,251
Additions	147,249	73,668	50,281
Transfers	20,536	2,049	(2,782)
Write-offs and disposals	(727)	(1,056)	(576)
Depreciation	(31,438)	(26,879)	(24,017)
Property, plant, and equipment, ending	474,559	338,939	291,157
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	94,228	94,213	94,213
Additions
Transfers		15
Write-offs and disposals
Depreciation
Property, plant, and equipment, ending	94,228	94,228	94,213
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	47,968	45,498	45,347
Additions	5,832	4,657	3,181
Transfers	28,459	(976)	(1,965)
Write-offs and disposals	(14)	(45)	(5)
Depreciation	(1,299)	(1,166)	(1,060)
Property, plant, and equipment, ending	80,946	47,968	45,498
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	120,865	115,154	101,016
Additions	55,449	27,849	38,807
Transfers	(18,121)	1,988	(3,398)
Write-offs and disposals	(641)	(781)	(365)
Depreciation	(27,365)	(23,345)	(20,906)
Property, plant, and equipment, ending	130,187	120,865	115,154
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	2,495	2,472	2,969
Additions		175	97
Transfers	2,432	658	69
Write-offs and disposals		(3)
Depreciation	(686)	(807)	(663)
Property, plant, and equipment, ending	4,241	2,495	2,472
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	23,496	22,079	17,419
Additions	6,522	2,646	4,477
Transfers	(3,060)	394	1,647
Write-offs and disposals	(72)	(149)	(206)
Depreciation	(1,713)	(1,474)	(1,258)
Property, plant, and equipment, ending	25,173	23,496	22,079
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	49,887	11,741	7,287
Additions	79,446	38,341	3,719
Transfers	10,826	(30)	865
Write-offs and disposals		(78)
Depreciation	(375)	(87)	(130)
Property, plant, and equipment, ending	R$ 139,784	R$ 49,887	R$ 11,741